Prepayments and Other Current Assets (Tables)	6 Months Ended
Apr. 30, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Other Receivable and Other Current Assets

Other receivable and other current assets consisted of the following:

	April 30, 2025	October 31, 2024
Deposit	$24,018	$26,935
Warranty	4,574	13,087
VAT deductibles	254,022	140,944
Export tax rebate receivable	31,295	75,639
Cash advanced to employees	390,296	51,343
Advances to suppliers	6,089,427	7,144,369
Others	32,362	—
Total prepayments and other current assets	$6,825,994	$7,452,317